                           ACTIVE ASSETS MONEY TRUST
                          ACTIVE ASSETS TAX-FREE TRUST
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                              --------------------

    THIS DOCUMENT CONSISTS OF THE PROSPECTUSES OF ACTIVE ASSETS MONEY TRUST, ACTIVE ASSETS TAX-FREE TRUST, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST AND ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (COLLECTIVELY, THE "TRUSTS") AND AN APPENDIX TO SUCH PROSPECTUSES WHICH CONSTITUTES PART OF THE PROSPECTUSES. A TABLE OF CONTENTS IS CONTAINED ON PAGE 1 OF EACH PROSPECTUS.
                            ------------------------

    Each Trust is a diversified open-end management investment company seeking high current income, preservation of capital and liquidity from investments in short-term securities. Active Assets Money Trust invests in money market instruments generally; Active Assets Tax-Free Trust invests in high quality, short-term tax-exempt securities and pays dividends exempt from federal personal income taxation; Active Assets California Tax-Free Trust invests in high quality, short-term California tax-exempt securities and pays dividends exempt from federal and California personal income taxation; and Active Assets Government Securities Trust invests in money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    The Active Assets -Registered Trademark- Account financial service program ("Active Assets") of Dean Witter Reynolds Inc. ("Dean Witter") provides a medium for the investment of free credit cash balances held in the Active Assets account in shares of the Trusts. An Active Assets account is a Dean Witter securities account (the "Securities Account") which is linked to the Trusts, a Federal Deposit Insurance Corporation ("FDIC") insured bank account (the "Active Assets Insured Account") maintained at a bank which has entered into an agreement with Dean Witter to participate in Active Assets and a Visa-Registered Trademark- check/card account maintained by Bank One, Columbus, N.A., Columbus, Ohio ("Visa Account").

    The annual fee for participation in the Active Assets program is presently $80 ($100 for corporations). Dean Witter may charge certain group or special accounts a different fee. Dean Witter reserves the right to change the fee for participation in the Active Assets program at any time. As described in the Appendix to the Prospectus under the section "Purchase of Shares", shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. In addition, certain other Securities Accounts which are not subscribers to the Active Assets Program may be linked to the Trusts and the Active Assets Insured Account. Shareholders of the Trusts not subscribing to the Active Assets program will not be charged the program fee.

    Subject to the conditions set forth herein, a subscriber to the Active Assets program will have his or her free credit cash balances held in the account automatically invested daily in shares of any of the Trusts or transmitted to the bank for deposit into the Active Assets Insured Account, depending upon which investment is selected by the investor, and earn a return thereon pending further investment of such funds in other aspects of the Active Assets program or utilization through the Visa Account. A program participant may make additional investments in or change his or her chosen investment at any time by following the procedures set forth in the Appendix under "Purchase and Redemption of Shares".
                            ------------------------

    THE INFORMATION IN THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE DEAN WITTER CLIENT AGREEMENT WHICH IS BEING FURNISHED TO ALL ACTIVE ASSETS SUBSCRIBERS (OR OTHER ACCOUNT AGREEMENT FOR NON-ACTIVE ASSETS SUBSCRIBERS) AND WILL BE FURNISHED TO NEW SUBSCRIBERS PRIOR TO THE TIME AN ACTIVE ASSETS ACCOUNT, OR OTHER SECURITIES ACCOUNT, IS OPENED. REFERENCE IS MADE TO SUCH MATERIAL FOR INFORMATION WITH RESPECT TO THE ACTIVE ASSETS AND OTHER PROGRAMS, INCLUDING THE FEES RELATED THERETO. FOR MORE COMPLETE DETAILS ABOUT THE ACTIVE ASSETS INSURED ACCOUNT, INCLUDING PROCEDURES FOR TRANSFERRING FROM ANY OF THE TRUSTS, THE SUBSCRIBER SHOULD CONSULT HIS OR HER DEAN WITTER ACCOUNT EXECUTIVE.

      For information on participation in the Active Assets program and information relating to a specific account, call:
     - Anywhere in the United        - In New York City (212)
     States, Puerto Rico and the       392-5000
       Virgin Islands toll free at
       (800) 869-3326

ACTIVE ASSETS IS A REGISTERED TRADEMARK OF DEAN WITTER REYNOLDS INC. AUGUST 29, 1995

TRUSTEES AND OFFICERS

ACTIVE ASSETS MONEY TRUST
ACTIVE ASSETS TAX-FREE TRUST
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

                           ACTIVE ASSETS MONEY TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company the investment objectives of which are high current income, preservation of capital and liquidity. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The Trust will invest in a diversified portfolio of short-term money market instruments consisting primarily of United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more, high grade commercial paper, high grade corporate obligations maturing in one year or less and certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, which are fully insured by the FDIC.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS

Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/3                              The Trusts and Their Management/A-5
Investment Objectives and Policies/4                Plan of Distribution/A-6
Investment Restrictions/5                           Dividends, Distributions and Taxes/A-6
Purchase and Redemption of Shares/A-1               General Information/A-9
    Purchase of Shares/A-1                          Voting Rights/A-9
    Purchase of Shares by Non-Participants in       Custodian/A-10
      Active Assets Program/A-2                     Shareholder Inquiries/A-10
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 29, 1995, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                     THIS PROSPECTUS. ANY REPRESENTATION TO
                    THE CONTRARY IS A CRIMINAL OFFENSE.
                           --------------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 29, 1995.

                           ACTIVE ASSETS MONEY TRUST

HIGHLIGHTS


THE                    A   no-load,  open-end  diversified  management  investment   company  investing  in  money  market
TRUST                  instruments. The  Trust is  authorized to  reimburse  Dean Witter  Distributors Inc.  for  specific expenses  incurred  in promoting  the distribution  of the  Trust's  shares pursuant  to a  Plan of
                       Distribution pursuant to Rule  12b-1 under the Act.  (See page A-6). The  Trust is organized as  an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The  shares of the  Money Trust are  offered to participants  in the Active  Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest  directly in shares of the Trust (See page  A-2).
                       The  primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account,  the Money Trust, the Active  Assets Tax-Free Trust, the  Active
                       Assets  California Tax-Free Trust or the Active Assets  Government Securities Trust and to the Visa
                       Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested in shares of the Money Trust daily at their net asset value without any sales charge. Dean Witter Distributors Inc. is the Distributor of shares of the  Trust.
                       Investments  in shares are made under the circumstances described under "Purchase and Redemption of
                       Shares" (see  page  A-1).  Non-participants in  the  Active  Assets program  should  refer  to  the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High  current income, preservation of capital and liquidity (see page 4). There can be no assurance
OBJECTIVES             that the Trust's objectives can be achieved.
------------------------------------------------------------------------------------------------------------------------
AUTHORIZED             Money market instruments as follows (see page 4):
INVESTMENTS            - United States Government securities;
                       -   Obligations   of   U.S.   regulated   banks   having   assets   of   $1   billion   or    more;
                       - High grade commercial paper;
                       - High grade corporate obligations maturing in one year or less;
                       -  Certificates of deposit of savings banks and savings institutions having assets of $1 billion or more;
                       - Certificates of deposit of  $100,000 or less, of U.S.  regulated banks and savings  institutions,
                       having    total   assets   of    less   than   $1    billion,   fully   insured    by   the   FDIC;
                       - Repurchase Agreements (see page 4).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean Witter  InterCapital  Inc.,  the  Investment  Manager  of  the  Trust,  and  its  wholly-owned
MANAGER                subsidiary,  Dean Witter Services Company, Inc.,  serve in various investment management, advisory, management and administrative capacities to  ninety-four investment companies and other  portfolios with assets of approximately $73.2 billion at June 30, 1995 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly  fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean Witter Distributors  Inc. (the "Distributor")  sells shares  of the Fund  through Dean  Witter
                       Reynolds  Inc.  Other  than  the  reimbursement  to the  Distributor  pursuant  to  the  Rule 12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Fund is authorized to reimburse specific expenses incurred in promoting the distribution of the
DISTRIBUTION           Fund's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1  under the  Investment  Company Act  of 1940.  Reimbursement may  in no  event exceed  an amount  equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements  from Dean Witter on  the Dean Witter Transaction  Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For  participants in the Active Assets  program, shares of the Money  Trust will be redeemed at net
OF SHARES              asset value automatically to satisfy debit balances  in the Securities Account created by  activity therein  or to satisfy amounts owing  in the Visa Account resulting  from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets  program should  refer to the discussion appearing  at page A-4. It is  anticipated that the net asset value will remain constant at  $1.00 per share. Dean  Witter has the right  to terminate a  shareholder's
                       Active  Assets service, in  which event all  Trust shares held  in a shareholder's  account will be involuntarily redeemed. The Trust  also reserves the right  to reduce the number  of shares in  all accounts  if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more  and fully  insured Certificates  of Deposit;  consequently, the portfolio  securities of  the Trust are subject to minimal risk of loss of income  and principal. However, the investor is directed to  the discussion  of "Repurchase Agreements" (page 4) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN  THIS
PROSPECTUS,  INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.


                                       2
                           ACTIVE ASSETS MONEY TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1995.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases....  None
Maximum Sales Charge Imposed on Reinvested
 Dividends...................................  None
Deferred Sales Charge........................  None
Redemption Fees..............................  None
Exchange Fee.................................  None
ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees..............................   0.32%
12b-1 Fees...................................   0.10%
Other Expenses...............................   0.07%
                                               ------
Total Trust Operating Expenses...............   0.49%
                                               ------
                                               ------

EXAMPLE                                                                 1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                                                        ------   --------   --------   ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
 of each time period:                                                     $5        $16        $27        $62

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Trust may be greater or less than those shown.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the report of independent accountants which are contained in the Statement of Additional Information.


                                                                   FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.........   0.051     0.029     0.029     0.045     0.068     0.081     0.083     0.066     0.058     0.072
Less dividends from net
 investment income............  (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)   (0.066)   (0.058)   (0.072)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN.......    5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%     6.83%     5.90%     7.51%
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................    0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%     0.54%     0.54%     0.56%
  Net investment income.......    5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%     6.63%     5.78%     7.23%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................  $5,709    $4,144    $3,604    $3,628    $3,688    $3,454    $3,021    $2,519    $2,299    $2,240

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       3
                           ACTIVE ASSETS MONEY TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE TRUST SEEKS TO ACHIEVE THOSE OBJECTIVES BY INVESTING IN THE FOLLOWING MONEY MARKET INSTRUMENTS:

U.S. GOVERNMENT SECURITIES--

obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes, bonds (including zero coupon bonds) and coupons;

BANK OBLIGATIONS--

obligations (including certificates of deposit, bankers' acceptances and bank notes) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks (because of its relationship to the Active Assets program, the Trust will not purchase securities of Bank One, Columbus, N.A. or its affiliates and will not deal with such Bank or its affiliates as a principal in the purchase and sale of securities);

OBLIGATIONS OF SAVINGS INSTITUTIONS--

certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

FULLY INSURED CERTIFICATES OF DEPOSIT--

certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the FDIC, limited to $100,000 principal amount per certificate and to 10% or less of the Trust's total assets in all such obligations or in all illiquid assets, in the aggregate;

COMMERCIAL PAPER--

commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc., ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's;

CORPORATE OBLIGATIONS--

corporate obligations, rated at least A by S&P or Moody's, maturing in one year or less.

    See the Appendix to the Statement of Additional Information for an explanation of S&P and Moody's ratings.

REPURCHASE AGREEMENTS--

    The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

    The investment objectives and policies stated above may not be changed without shareholder approval. There is no assurance that the Trust's objectives will be achieved.

PORTFOLIO MANAGEMENT--

    Although the Trust will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

                                       4
                           ACTIVE ASSETS MONEY TRUST

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The Trust will attempt to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities that mature in more than one year from the date of purchase.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted either at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Although the Trust is expected to have a high portfolio turnover rate due to the short maturities of its portfolio securities, the Trust's income or the net asset value of its shares should not be affected as brokers' commissions are not normally incurred. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    These restrictions provide that the Trust may not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by U.S. Government agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Trust (for this purpose all indebtedness of an issuer shall be deemed a single class of security); and

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Trust's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                                       5
                           ACTIVE ASSETS MONEY TRUST

                          ACTIVE ASSETS TAX-FREE TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Tax-Free Trust is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS

Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/3                              The Trusts and Their Management/A-5
Investment Objective and Policies/4                 Plan of Distribution/A-6
Investment Restrictions/7                           Dividends, Distributions and Taxes/A-6
Purchase and Redemption of Shares/A-1               General Information/A-9
    Purchase of Shares/A-1                          Voting Rights/A-9
    Purchase of Shares by Non-Participants in       Custodian/A-10
     the Active Assets Program/A-2                  Shareholder Inquiries/A-10
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
    the Active Assets Program/A-4

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 29, 1995, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 29, 1995.

                          ACTIVE ASSETS TAX-FREE TRUST

HIGHLIGHTS

THE                    A  no-load, open-end diversified management investment  company investing principally in short-term
TRUST                  securities exempt  from federal  income  tax. The  Trust is  authorized  to reimburse  Dean  Witter
                       Distributors  Inc. for  specific expenses  incurred in  promoting the  distribution of  the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page A-6).  The
                       Trust  is organized as an unincorporated business trust  under the laws of Massachusetts. (See page
                       A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Tax-Free Trust are offered  to participants in the Active Assets program of  Dean
OFFERED                Witter  and to non-participants who wish to invest directly in shares of the Trust. (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked  to the  Active Assets Insured Account,  the Active Assets Money Trust,  the Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active  Assets Government Securities Trust and to the  Visa
                       Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances  will be automatically  invested daily in shares  of the Trust at  their current net asset value without any sales charge. Dean Witter Distributors  Inc. is the Distributor of shares of  the
                       Trust.  Investments  in shares  are  made under  the  circumstances described  under  "Purchase and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily  tax-exempt income consistent  with stability of  principal and liquidity  (see
OBJECTIVE              page 4). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 4).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean  Witter  InterCapital  Inc.,  the  Investment  Manager  of  the  Trust,  and  its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc.,  serve in various investment management,  advisory, management  and administrative  capacities to  ninety-four investment  companies with  assets under management of approximately $73.2 billion at June 30, 1995 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets  over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean  Witter Distributors  Inc. (the "Distributor")  sells shares  of the Fund  through Dean Witter
                       Reynolds Inc.  Other  than  the  reimbursement  to the  Distributor  pursuant  to  the  Rule  12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Fund is authorized to reimburse specific expenses incurred in promoting the distribution of the
DISTRIBUTION           Fund's  shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment  Company Act  of 1940.  Reimbursement may  in no  event exceed  an amount  equal  to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual  monthly account statements from  Dean Witter on the  Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets  program, shares of the Trust  will be redeemed at net  asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or  to satisfy amounts owing in the Visa  Account resulting from Visa card purchases, cash advances or checks written against the  Visa Account. Non-participants in  the Active Assets program  should refer  to the discussion  appearing at page  A-4. It is  anticipated that the  net asset value will remain constant at $1.00 per share. Dean Witter  has the right to terminate a shareholder's  Active
                       Assets  service,  in  which  event  all  Trust shares  held  in  a  shareholder's  account  will be involuntarily redeemed. The Trust  also reserves the right  to reduce the number  of shares in  all accounts  if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust  invests  principally in  high  quality,  short-term fixed-income  securities  issued  or guaranteed  by state and local governments which are subject  to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 5) and
                       "When-Issued and Delayed Delivery  Securities" (page 6) concerning  the risks associated with  such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE  SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF  ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                          ACTIVE ASSETS TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1995.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
 Purchases..............................    None
Maximum Sales Charge Imposed on
 Reinvested Dividends...................  None
Deferred Sales Charge...................  None
Redemption Fees.........................  None
Exchange Fee............................  None
ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.........................    0.42%
12b-1 Fees..............................    0.10%
Other Expenses..........................    0.04%
                                          -------
Total Trust Operating Expenses..........    0.56%
                                          -------
                                          -------

                                                                          10
EXAMPLE                                   1 YEAR    3 YEARS   5 YEARS    YEARS
                                          -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:                   $ 6       $18       $31       $70

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Trust may be greater or less than those shown.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the report of independent accountants which are contained in the Statement of Additional Information.


                                                                   FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.........   0.030     0.020     0.021     0.033     0.047     0.054     0.056     0.043     0.039     0.046
Less dividends from net
 investment income............  (0.030)   (0.020)   (0.021)   (0.033)   (0.047)   (0.054)   (0.056)   (0.043)   (0.039)   (0.046)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN.......    3.09%     2.01%     2.15%     3.38%     4.84%     5.57%     5.77%     4.45%     4.00%     4.75%
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................    0.56%     0.56%     0.57%     0.59%     0.60%     0.56%     0.58%     0.57%     0.58%     0.62%
  Net investment income.......    3.05%     1.98%     2.13%     3.30%     4.71%     5.44%     5.66%     4.35%     3.89%     4.62%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................  $1,499    $1,416    $1,355    $1,304    $1,342    $1,174    $1,112    $1,034    $1,045    $  952

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       3
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal personal income tax ("tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities (as defined in the Act). There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include Municipal Bonds, Municipal Notes and Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs" -- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Municipal Bonds and Municipal Notes are debt obligations of states, cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). Municipal Commercial Paper refers to short-term obligations of municipalities.

    The Trust may purchase certain Municipal Obligations which have a final maturity of more than thirteen months but which are subject to short-term demand features or tenders prior to final maturity, either determined by the issuer or selected at the holder's option. The former are commonly referred to as "variable rate" obligations (see below) and the latter as municipal commercial paper. The Trust may purchase Municipal Bonds and Notes if they are within either the short-term or long-term rating levels set forth above for Municipal Obligations.

    See the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings.

    Any municipal obligation which depends on the credit of the Federal Government shall be considered to have a rating in the highest category.

    Up to 20% of the Trust's total assets may be invested in securities the interest on which is not exempt from federal personal income tax ("taxable securities") and in tax-exempt securities subject to the federal alternative minimum tax for individual ("AMT") (tax-exempt securities which are subject to the AMT will not be included in the 80% total referred to above for investment in tax-exempt securities).

    Up to 20% of the Trust's total assets may be invested in taxable securities of the type described below. The Trust may temporarily invest more than 20% in taxable securities and tax-exempt securities subject to AMT to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may invest are limited to the following short-term, fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) prime commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit and banker's acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

                                       4
                          ACTIVE ASSETS TAX-FREE TRUST

    The foregoing percentage and rating limita-tions apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or amount of total or net assets may not require elimination of any security from the Trust's portfolio.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be

                                       5
                          ACTIVE ASSETS TAX-FREE TRUST
illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    The high quality, short-term fixed income securities in which the Trust principally invests are issued and/or guaranteed by state and local governments and their agencies and authorities and are subject to minimal risk of loss of income and principal.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sales of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in

                                       6
                          ACTIVE ASSETS TAX-FREE TRUST
certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act. For purposes of the following limitations: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or amount of total or net assets does not require elimination of any security from the portfolio.

    The Trust may not:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

        2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

        3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

        4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities; and

        5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

                                       7
                          ACTIVE ASSETS TAX-FREE TRUST

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Trust is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, California tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS

Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/3                              The Trusts and Their Management/A-5
Investment Objective and Policies/4                 Plan of Distribution/A-6
Investment Restrictions/8                           Dividends, Distributions and Taxes/A-6
Purchase and Redemption of Shares/A-1               General Information/A-9
    Purchase of Shares/A-1                          Voting Rights/A-9
    Purchase of Shares by Non-Participants in       Custodian/A-10
     the Active Assets Program/A-2                  Shareholder Inquiries/A-10
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
    the Active Assets Program/A-4

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 29, 1995, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING THE DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                 THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 29, 1995.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

HIGHLIGHTS

THE                    A  no-load, open-end diversified management investment  company investing principally in short-term
TRUST                  securities exempt from  federal and  California personal  income tax.  The Trust  is authorized  to
                       reimburse   Dean  Witter  Distributors  Inc.  for  specific  expenses  incurred  in  promoting  the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1  under the  Act (See page A-6). The Trust is organized  as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Trust are offered to participants in the Active Assets program of Dean Witter and
OFFERED                to non- participants  who wish  to invest  directly in shares  of the  Trust. (See  page A-2).  The primary  components of the Active Assets program are the Securities Account, which is linked to the
                       Active Assets Insured Account, the Active Assets Money Trust, the Active Assets Tax-Free Trust, the
                       California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa Account.
                       See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically  invested daily in shares  of the Trust at  their current net  asset value  without any sales charge. Dean Witter Distributors  Inc. is the Distributor of shares of the
                       Trust. Investments  in  shares are  made  under the  circumstances  described under  "Purchase  and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High  level  of daily  California  tax-exempt income  consistent  with stability  of  principal and
OBJECTIVE              liquidity (see page 4).  There can be no  assurance that the Trust's  investment objective will  be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 4).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean  Witter  InterCapital  Inc.,  the  Investment  Manager  of  the  Trust,  and  its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc.,  serve in various investment management,  advisory, management  and administrative  capacities to  ninety-four investment  companies with  assets under management of approximately $73.2 billion at June 30, 1995 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets  over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean  Witter Distributors  Inc. (the "Distributor")  sells shares  of the Fund  through Dean Witter
                       Reynolds Inc.  Other  than  the  reimbursement  to the  Distributor  pursuant  to  the  Rule  12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Fund is authorized to reimburse specific expenses incurred in promoting the distribution of the
DISTRIBUTION           Fund's  shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment  Company Act  of 1940.  Reimbursement may  in no  event exceed  an amount  equal  to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual  monthly account statements from  Dean Witter on the  Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets  program, shares of the Trust  will be redeemed at net  asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or  to satisfy amounts owing in the Visa  Account resulting from Visa card purchases, cash advances or checks written against the  Visa Account. Non-participants in  the Active Assets program  should refer  to the discussion  appearing at page  A-4. It is  anticipated that the  net asset value will remain constant at $1.00 per share. Dean Witter  has the right to terminate a shareholder's  Active
                       Assets  service,  in  which  event  all  Trust shares  held  in  a  shareholder's  account  will be involuntarily redeemed. The Trust  also reserves the right  to reduce the number  of shares in  all accounts  if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust  invests  principally in  high  quality,  short-term fixed-income  securities  issued  or guaranteed  by the state of California and its  local governments which are subject to minimal risk of loss of income  and principal. However, the  investor is directed to  the discussions of  "lease obligations"  (page 5) and  "When-Issued and Delayed  Delivery Securities" (page  6) concerning the risks associated  with  such  portfolio  securities and  management  techniques.  Since  the  Trust concentrates  its investments  in California  tax-exempt securities, the  Trust is  affected by any political, economic or regulatory developments affecting  the ability of California issuers to  pay interest or repay principal (page 6).
------------------------------------------------------------------------------------------------------------------------
    THE  SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF  ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1995.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
 Purchases..............................    None
Maximum Sales Charge Imposed on
 Reinvested Dividends...................  None
Deferred Sales Charge...................  None
Redemption Fees.........................  None
Exchange Fee............................  None
ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.........................    0.50%
12b-1 Fees..............................    0.10%
Other Expenses..........................    0.07%
                                          -------
Total Trust Operating Expenses..........    0.67%
                                          -------
                                          -------

                                                                          10
EXAMPLE                                   1 YEAR    3 YEARS   5 YEARS    YEARS
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
  a $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at
  the end of each time period:              $ 7       $21       $37       $83

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Trust may be greater or less than those shown.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the report of independent accountants which are contained in the Statement of Additional Information.


                                                                                     FOR THE PERIOD
                                              FOR THE YEAR ENDED JUNE 30,          NOVEMBER 12, 1991*
                                          ------------------------------------          THROUGH
                                             1995         1994         1993          JUNE 30, 1992
                                          ----------   ----------   ----------   ----------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $   1.00     $   1.00     $   1.00            $  1.00
                                             -----        -----        -----              -----
Net investment income...................     0.029        0.018        0.018              0.017
Less dividends from net investment
 income.................................    (0.029)      (0.018)      (0.018)            (0.017)
                                             -----        -----        -----              -----
Net asset value, end of period..........  $   1.00     $   1.00     $   1.00            $  1.00
                                             -----        -----        -----              -----
                                             -----        -----        -----              -----
TOTAL INVESTMENT RETURN.................      2.89%        1.78%        1.84%              1.66%(1)
RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................      0.67%        0.68%        0.71%              0.56%(2)(3)
  Net investment income.................      2.86%        1.77%        1.82%              2.42%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................  $313,566     $288,506     $202,149           $170,364

-----------------
 * COMMENCEMENT OF OPERATIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       3
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal and California personal income tax ("California tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities, as defined in the Act. There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO's"-- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Up to 20% of the Trust's total assets may also be invested in securities exempt from federal personal income tax but not from California personal income tax ("non-California tax-exempt securities"), in taxable securities and in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders ("AMT") (California tax-exempt securities subject to AMT will not be included in the 80% total referred to above for investment in California tax-exempt securities). In addition, the Trust may temporarily invest more than 20% of its total assets in taxable securities, non-California tax-exempt securities, or in tax-exempt securities subject to AMT, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may temporarily invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase); (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

    California Municipal Bonds and California Municipal Notes are debt obligations of a state, its cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). California Municipal Commercial Paper refers to short-term obligations of municipalities. Any Municipal Obligation which depends on the credit of the Federal Government, its agencies or instrumentalities shall be considered to have a Moody's rating of Aaa or S&P rating of AAA. An obligation shall be considered a Municipal Obligation only if, in the opinion of bond counsel, the interest payable therefrom is exempt from both federal income tax and California personal income tax.

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations may not require elimination of any security from the Trust's portfolio. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a

                                       4
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust. The Trust does not anticipate that more than 5% of its net assets are likely to be downgraded below the rating requirements described above for Municipal Obligations.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate (see the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings). It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obliga-

                                       5
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
tion; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of any one governmental unit. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there will be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sale of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The Trust anticipates that the average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES

    The Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various subsequent developments regarding the California Constitution and State of California ("State") statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their

                                       6
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
obligations. Of particular impact are constitutional voter initiatives, which have become common in recent years. The following information constitutes only a brief summary and is not intended as a complete description.

    California is the most populous state in the nation with a total population at the 1990 census of 29,976,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, the population rose 20%. The State now comprises 12% of the nation's population and 13.3% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, the State was adversely affected by both the national recession and the cutbacks in aerospace and defense spending which had a severe impact on the economy in Southern California. Although the national economic recovery continued at a strong pace in the fourth quarter of 1994, California is still experiencing the effects of a recession. However, the State's budget for fiscal year 1994-95 assumes that the State will begin to recover from recessionary conditions in 1994, with a modest upturn in 1994 and continuing in 1995.

    These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-1986. Since that time, budget shortfalls have become increasingly more difficult to solve. The State has recorded General Fund operating deficits in five of the past six fiscal years. Many of these problems have been attributable to the fact that the great population influx has produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition remains problematic.

    In July 1991, California increased taxes by adding two new marginal tax rates, at 10% and 11%, effective for tax years 1991 through 1995. After 1995, the maximum personal income tax rate is scheduled to return to 9.3%, and the alternative minimum tax rate is scheduled to drop from 8.5% to 7%. In addition, legislation in July 1991 raised the sales tax by 1.25%. 0.5% was a permanent addition to counties, but with the money earmarked to trust funds to pay for health and welfare programs whose administration was transferred to counties. This tax increase will be cancelled if a court rules that such transfer and tax increase violate any constitutional requirements. 0.5% of the State tax rate was scheduled to expire on June 30, 1993, but was extended for six months for the benefit of counties and cities. On November 2, 1993, voters made this half-percent levy a permanent source of funding for local government. The 1994-1995 State budget does not include any additional sales tax rate.

    On July 8, 1994, the Governor of California signed into law a $57.5 billion budget which, among other things: (a) reduces welfare grants and aid to families and to the aged, blind and disabled, and (b) relies on the State's ability to obtain $2.8 billion in new reimbursement from the federal government for the State's cost of serving illegal immigrants. Although the State legislature has passed a standby measure which could trigger automatic budget reductions if the state's fiscal condition worsens over the next two years, the stability of the budget would be jeopardized if the state is unable to obtain the hoped-for federal funds.

    The current budget includes General Fund spending of $40.9 billion, up 4.2% from the level of spending during the 1993-94 fiscal year. The budget also envisions General Fund spending climbing another 8.4% in the 1995-96 fiscal year. The budget forecasts levels of revenues and expenditures which will result in operating surpluses in both 1994-95 and 1995-96, leading to the elimination of an estimated $2.0 billion accumulated budget deficit by June 30, 1996.

    Because of the State's continuing budget problems, the State's General Obligation bonds

                                       7
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
were downgraded in July 1994 from Aa to A1 by Moody's, to A from A+ by Standard & Poor's, and from AA to A by Fitch Investors Service, Inc. All three rating agencies expressed uncertainty in the State's ability to balance its budget by 1996.

    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

    For a more detailed discussion of the State of California economic factors, see the Statement of Additional Information.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    Investment restrictions listed below are among the restrictions which have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    For purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

    The Trust may not:

        1. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions).

        2. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

        3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

    The Trust will comply with any investment policies necessitated by rules governing the pricing of shares of money market funds (see "How Net Asset Value is Determined" in the Appendix), even though an investment restriction of the Trust is less restrictive than the related policy.

                                       8
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objectives of the Trust are high current income, preservation of capital and liquidity. The Trust will seek to achieve these objectives by investing in a diversified portfolio of short-term money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/3                              The Trusts and Their Management/A-5
Investment Objectives and Policies/4                Plan of Distribution/A-6
Purchase and Redemption of Shares/A-1               Dividends, Distributions and Taxes/A-6
    Purchase of Shares/A-1                          General Information/A-9
    Purchase of Shares by Non-Participants in       Voting Rights/A-9
      Active Assets Program/A-2                     Custodian/A-10
    Redemption of Shares/A-3                        Shareholder Inquiries/A-10
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 29, 1995, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING DEAN WITTER INTERCAPITAL INC. (THE "INVESTMENT MANAGER" OR "INTERCAPITAL") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE DEAN WITTER CLIENT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 29, 1995.
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

HIGHLIGHTS


THE                    A  no-load, open-end diversified management investment  company investing principally in short-term
TRUST                  money market instruments issued or  guaranteed by the United States  Government or its agencies  or instrumentalities.  The Trust is authorized to reimburse Dean Witter Distributors Inc. for specific expenses incurred  in promoting  the distribution  of  the Trust's  shares pursuant  to a  Plan  of
                       Distribution  pursuant to Rule 12b-1  under the Act. (see  page A-6). The Trust  is organized as an unincorporated business trust under the laws of Massachusetts. (see page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of  the Government Securities  Trust are offered  to participants in  the Active  Assets
OFFERED                program  of Dean Witter and to non-participants who wish  to invest directly in shares of the Trust
                       (See page A-2). The  primary components of  the Active Assets program  are the Securities  Account, which  is linked to  the Active Assets Insured  Account, the Active Assets  Money Trust, the Active
                       Assets Tax-Free Trust,  the Active Assets  California Tax-Free Trust  or the Government  Securities
                       Trust, and to the Visa Account. See the Dean Witter Client Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Dean Witter Client Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances  in an Active  Assets account will automatically  be invested in  shares of the Government
                       Securities Trust daily at their net asset value without any sales charge. Dean Witter  Distributors
                       Inc.  is  the  Distributor of  shares  of  the Trust.  Investments  in  shares are  made  under the circumstances described under "Purchase and Redemption of Shares" (see page A-1).  Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High  current income, preservation of capital and liquidity (see page 4). There can be no assurance
OBJECTIVES             that the Trust's investment objectives will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of short-term money market  instruments issued or guaranteed by the  United
POLICY                 States Government or its agencies or instrumentalities (see page 4).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Dean  Witter  InterCapital  Inc.,  the  Investment  Manager  of  the  Trust,  and  its wholly-owned
MANAGER                subsidiary, Dean Witter Services Company, Inc.,  serve in various investment management,  advisory, management  and administrative capacities to ninety-four  investment companies and other portfolios with assets under management of approximately $73.2 billion at June 30, 1995 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets  over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Dean  Witter Distributors  Inc. (the "Distributor")  sells shares  of the Fund  through Dean Witter
                       Reynolds Inc.  Other  than  the  reimbursement  to the  Distributor  pursuant  to  the  Rule  12b-1
                       Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Fund is authorized to reimburse specific expenses incurred in promoting the distribution of the
DISTRIBUTION           Fund's  shares pursuant to a plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment  Company Act  of 1940.  Reimbursement may  in no  event exceed  an amount  equal  to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual  monthly account statements from  Dean Witter on the  Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active  Assets program, shares of the  Government Securities Trust will  be
OF SHARES              redeemed  at net  asset value  automatically to  satisfy debit  balances in  the securities account created by activity therein  or to satisfy amounts  owing in the Visa  Account resulting from  Visa card  purchases, cash advances or checks written  against the Visa Account. Non-participants in the
                       Active Assets program should refer to the discussion appearing at page A-4. It is anticipated  that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a  shareholder's Active  Assets service, in  which event all  Trust shares held  in a shareholder's account will be involuntarily redeemed. The Trust also  reserves the right to reduce the number  of shares  in all accounts if the  Trustees determine that this is  necessary to maintain the constant
                       $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in  high quality, short-term securities  issued or guaranteed by  the
                       U.S.  Government or its agencies or instrumentalities which  are subject to minimal risk of loss of income and  principal. However,  the investor  is directed  to the  discussion under  the  captions
                       "Investment  Objectives and Policies" (page 4),  "Repurchase Agreements" (page 5), and "When-Issued and Delayed  Delivery Securities"  (page 5)  concerning the  risks associated  with such  portfolio securities and management strategies.
------------------------------------------------------------------------------------------------------------------------
    THE  SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE DEAN WITTER CLIENT AGREEMENT AND IN THE TRUST'S STATEMENT OF  ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------
    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1995.

SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------
Maximum Sales Charge Imposed on
 Purchases..............................     None
Maximum Sales Charge Imposed on
 Reinvested Dividends...................  None
Deferred Sales Charge...................  None
Redemption Fees.........................  None
Exchange Fee............................  None

ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------
Management Fees.........................    0.50%
12b-1 Fees..............................    0.10%
Other Expenses..........................    0.07%
                                          -------
Total Trust Operating Expenses..........    0.67%
                                          -------
                                          -------

                                                                          10
EXAMPLE                                   1 YEAR    3 YEARS   5 YEARS    YEARS
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment,
 assuming (1) 5% annual return and (2)
 redemption at the end
 of each time period:                       $ 7       $21       $37       $83

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Trust may be greater or less than those shown.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the report of independent accountants which are contained in the Statement of Additional Information.


                                                                   FOR THE YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.........   0.048     0.027     0.027     0.043     0.065     0.077     0.079     0.062     0.055     0.069
Less dividends from net
 investment income............  (0.048)   (0.027)   (0.027)   (0.043)   (0.065)   (0.077)   (0.079)   (0.062)   (0.055)   (0.069)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN.......    4.92%     2.76%     2.71%     4.37%     6.72%     8.03%     8.20%     6.41%     5.62%     7.10%
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................    0.67%     0.66%     0.66%     0.68%     0.70%     0.68%     0.70%     0.68%     0.70%     0.71%
  Net investment income.......    4.84%     2.72%     2.68%     4.28%     6.39%     7.74%     7.94%     6.22%     5.47%     6.85%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................     $542      $472      $509      $533      $597      $300      $244      $236      $177      $182

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY.

    The Trust seeks to achieve its objectives by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government, and certain interests in the foregoing securities. Except for U.S. Treasury securities, these obligations, even those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, they may be backed, in part, by a line of credit with the U.S. Treasury (such as the Federal National Mortgage Association), or the Trust must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System) in which case the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Treasury securities include Treasury bills, Treasury coupons, Treasury notes, and Treasury bonds (including zero coupon bonds). Some of the Government agencies and instrumentalities which issue or guarantee securities include the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Banks for Cooperatives.

    The Trust may invest in securities issued or guaranteed by any agency or instrumentality established or sponsored by the United States Government. Such investments may take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing. Participation interests are pro rata interests in U.S. Government securities held by others such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are docu-mentary receipts for such original securities held in custody by others.

    The Federal Deposit Insurance Corporation is the administrative authority over the Bank Insurance Fund and the Savings Insurance Fund which are the agencies of the U.S. Government which insure (including both principal and interest) the deposits of certain banks and savings and loan associations up to $100,000 per deposit. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit ("CDs") in principal amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank or savings and loan association. The interest on such investments is not insured. The Trust may invest in such CDs of banks and savings and loan institutions having total assets of less than $1,000,000,000, limited to the insured amount of principal ($100,000) in each case and limited with regard to all such CDs and all illiquid assets, in the aggregate, to 10% of the Trust's total assets.

    The Trust intends normally to hold its portfolio securities to maturity. Historically, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest, if held to maturity.

    The Trust may not borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST the amount borrowed) at the time the borrowing is made.

    The investment objectives and policies stated above may not be changed without shareholder approval. There is no assurance that the Trust's objectives will be achieved.

PORTFOLIO MANAGEMENT

    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    WHEN-ISSUED   AND  DELAYED  DELIVERY  SECURITIES.  The  Trust  may  purchase securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place between one month and 120 days after the date of the commitment. These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    All the foregoing strategies may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. While such strategies listed above may be used by the Trust if, in the opinion of the Investment Manager, they will be advantageous to the Trust, the Trust will be free to reduce or eliminate its activity in any of these areas without changing its fundamental investment policies. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods available to the Trust will result in the achievement of its objectives.

    The Trust will invest in securities of varying maturities and risks, although it will not invest in securities with an effective maturity of more than one year. The Trust will generally not seek profits through short-term trading, although it may dispose of any portfolio security prior to maturity if, on the basis of a revised evaluation or other circumstance or consideration, the Investment Manager deems such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                    APPENDIX

    THIS APPENDIX CONSTITUTES PART OF THE PROSPECTUSES OF THE ACTIVE ASSETS MONEY TRUST (THE "MONEY TRUST"), THE ACTIVE ASSETS TAX-FREE TRUST (THE "TAX-FREE TRUST"), THE ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST (THE "CALIFORNIA TAX-FREE TRUST") AND THE ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (THE "GOVERNMENT SECURITIES TRUST"). THE MONEY TRUST, THE TAX-FREE TRUST, THE CALIFORNIA TAX-FREE TRUST AND THE GOVERNMENT SECURITIES TRUST ARE REFERRED TO IN THIS APPENDIX COLLECTIVELY AS THE "TRUSTS". UNLESS OTHERWISE INDICATED, THE INFORMATION SET FORTH HEREIN IS APPLICABLE TO EACH TRUST.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

    The shares of the Trusts are offered to participants in the Active Assets financial service program (non-participants see below). Persons subscribing to the program will have the free credit cash balances in their Active Assets securities account invested in shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust or deposited in the Active Assets Insured Account (a Federal Deposit Insurance Corporation insured bank account), depending upon which investment vehicle has been designated by the participant. For further information consult the Dean Witter Client Agreement.

    Purchases of shares of the Trusts by program participants will be made only pursuant to the Active Assets automatic purchase procedures described below.

    Subscribers to Active Assets services have the option to change the designation of their Trust at any time by notifying their Dean Witter Account Executive.

    The purchase price for shares of the Trusts is the net asset value per share next determined after receipt by a Trust of a purchase order, pursuant to the Active Assets program, in proper form. The Trusts anticipate that the net asset value will remain constant at $1.00 per share and that any fluctuations in value will be reflected in the daily dividend or in the number of outstanding shares in the shareholder's account rather than in the per share dollar value. The net asset value is determined at 12 noon, New York time, on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem shares of the Trust. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon pricing on the following business day. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    A purchase order will not be effective until Federal funds become available to the Trusts. Federal funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. There are no minimum investment requirements for the Trusts (with the exception of non-participants in the Active Assets Program--see below) although the minimum requirement for entry in the Active Assets program is currently $10,000 in cash and/or securities. Dean Witter reserves the right to alter or waive the conditions upon which an Active Assets account may be opened.

    Free credit cash balances held in an Active Assets account will be automatically invested daily in shares of either the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust, if a Trust has been selected for investment by the participant, on each business day on which the New York Stock Exchange is open. Free credit cash balances will be invested in shares at the price next determined, which is 12 noon New York time, on the next business day following the credit of any such amounts to the Active Assets account. Free credit balances arising from a cash payment into an Active Assets account shall be so invested unless such payment is made after the cashiering deadline of the Dean Witter office in which the payment is made, in which case the resulting free credit balance shall be invested on the second following business day and the investor will not receive the daily dividend which would have been received had such balance been invested in the designated Trust. An Active Assets participant desiring to make such a cash payment should contact his or her Dean Witter Account Executive for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks.

    Each Trust has entered into a Distribution Agreement with Dean Witter Distributors Inc. (the "Distributor"), an affiliate of InterCapital, which has its principal executive offices at Two World Trade Center, New York, New York 10048. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trusts, including costs involved in the distribution of prospectuses and periodic reports to investors, other supplementary sales literature and advertising costs. However, costs and expenses incurred by the Distributor may be reimbursed by the Trusts pursuant to the provisions of the respective Plans of Distribution pursuant to Rule 12b-1 (see page A-6).

    From time to time, certain state administrative agencies may raise questions as to whether the operation of the Active Assets program constitutes banking under the laws of their state. In addition, legislation has been proposed in certain states which, if enacted, could require a modification of the Active Assets program in those states. The Distributor and Dean Witter are not banks and believe that the operation of the Active Assets program does not constitute banking under the laws of any state. The Distributor and Dean Witter intend to fully contest and resist any regulatory or legislative challenges to the Active Assets program. Final adverse rulings in any state that the Active Assets program constitutes unauthorized banking therein or the adoption of legislation by any state affecting the Active Assets program could force the Trusts to liquidate shares of residents in such state or to cease offering their shares in such state as part of the Active Assets program.

PURCHASE OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who choose not to participate in the Active Assets program. Shareholders of the Trusts not participating in the Active Assets program will not be charged a program fee. The minimum initial purchase for non-participants is $5,000 and the minimum subsequent purchase is $1,000. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may have different initial and/or subsequent purchase minimum accounts, and may make share purchases automatically through their account programs. Dean Witter account holders should contact their account executive for further information concerning methods of purchase.

    The Trusts have been created for the purpose of serving as investments for participants in the Active Assets program and, as such, do not in themselves offer such typical money market fund features as check writing and exchange privileges. There are other money market funds, including funds managed by InterCapital, which have investment objectives similar to the Trusts and which offer check writing and exchange privileges. Prior to making an investment in any such money market fund, an investor should obtain and read the prospectus.

REDEMPTION OF SHARES

    Each Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by Dean Witter Trust Company (the "Transfer Agent") of instructions from Dean Witter in accordance with the automatic procedure set forth below (non-participants in the Active Assets program see below). Such instructions are delivered to the Transfer Agent prior to the determination of net asset value at 12 noon, New York time, on any day that the New York Stock Exchange is open for business, or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. Shareholders will receive upon redemption all dividends declared and reinvested until the time of redemption.

    Redemption will be automatically effected by Dean Witter to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa credit card purchases, cash advances or checks written against the Visa Account. Each Active Assets account will be automatically scanned for debits each business day that the New York Stock Exchange is open for business as of the close of business on that day, and after application of any free credit cash balances in the account to such debits, a sufficient number of Trust shares owned by the Active Assets participants will be redeemed at 12 noon the following business day to satisfy any remaining debits in either the Securities Account or the Visa Account. Margin loans will be utilized to satisfy debits remaining after the liquidation of all Trust shares in an Active Assets participant's account and shares may not be purchased until all debits and margin loans in the account are satisfied. Dean Witter (not the Trusts) may impose a fee for the use of the Visa credit card to obtain cash advances.

    The right to receive payment with respect to any redemption may be suspended by each Trust for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Trust of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above. At various times the Trusts may be requested to redeem shares with respect to which good payment has not yet been received by the Distributor. A Trust may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. In addition, where the shares to be redeemed have been purchased by check (including a certified or bank cashier's check), automatic and manual redemptions may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check).

    The total value of a shareholder's investment in a Trust at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Trust at such time and income earned.

    If a participant wishes to reduce or eliminate his or her investment in the Trust shares component of the Active Assets program, he or she should first call the Active Assets information number shown on the cover page preceding the Active Assets Money Trust Prospectus, to ascertain the balance in his or her Trust Account. He or she may then withdraw an amount equal to the value of such shares, less any charges pending in his or her Active Assets account, in any of the following ways:

    (a) by writing a check against the Visa Account in such amount;

    (b) by obtaining a cash advance from a Visa participating bank or branch thereof for such amount (which the bank may limit to $5,000 per account per day); or

    (c) by calling his or her Dean Witter Account Executive and requesting a cash disbursement from the Active Assets program for such amount.

    In any of the above methods, the Trust share balance at any time is subject to reduction due to prior debits against the participant's account. Accordingly, if payment is requested through the Visa Account check or the cash advance methods and if any other debits are paid by automatic redemption of Trust shares prior to the time the check or cash advance charge is presented for payment, then the Trust share balance will be reduced. If so, payment of the check or cash advance may be paid in part from the margin loan value of the Securities Account or may result in an overdraft. In addition, Dean Witter (not the Trusts) may impose a fee for the checkwriting service on certain Active Assets accounts.

    Under the Active Assets program, both Dean Witter and Bank One have the right to terminate an Active Assets account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

REDEMPTION OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shareholders who are not participating in the Active Assets program should contact Dean Witter, through his or her account executive, on any day the New York Stock Exchange is open, to effect a redemption of shares of the Trust. All such redemption requests will be promptly forwarded to the Transfer Agent; redemption requests should not be sent directly to the Trusts or the Transfer Agent. If such requests are inadvertently sent to the Trust or Transfer Agent, they will be forwarded to the Distributor. Cash proceeds from the manual redemption of Trust shares ordinarily will be credited to the shareholder's Dean Witter brokerage account or, on request, will be mailed to the shareholder at his or her address of record. In certain instances, as where redemption requests are received in writing, such redemption requests will require written notices containing the signatures of all persons in whose name the shares are registered, or additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may effect redemption of shares automatically, as provided for in their account program. Dean Witter account holders should contact their account executive for further information concerning methods of redemption.

HOW NET ASSET VALUE IS DETERMINED

    The net asset value per share of each Trust, for the purpose of calculating the price at which shares are issued and redeemed, is determined by the Investment Manager as of 12 noon New York time on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends. Each Trust will also calculate such price on each other day in which there is a sufficient degree of trading in that Trust's portfolio securities, such that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem Trust shares. The determination of net asset value is made by subtracting from the value of the assets of a Trust the amount of its liabilities, and dividing the remainder by the number of outstanding shares of the Trust.

    The Trusts utilize the amortized cost method in valuing their portfolio securities, even though the portfolio securities may increase or decrease in market value, generally, in regards to changes in interest rates. The amortized cost method of valua-tion involves valuing a security at its cost adjusted by a constant amortization to maturity of any original issue discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00, although there is no assurance that the $1.00 net asset value will be maintained.

CONFIRMATIONS

    All purchases and redemptions of Trust shares and dividend reinvestments will be confirmed monthly to the shareholder (rounded to the nearest share) in the Active Assets Account Statement. Dean Witter has received an exemptive order from the Securities and Exchange Commission which permits it to omit sending out more frequent confirmations with respect to purchases and redemptions.

    In the interest of economy and convenience and because of the operating procedures of the Trusts, certificates representing the Trusts' shares will not be physically issued. Shares are maintained by the Trusts on the register maintained by the Transfer Agent and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.

THE TRUSTS AND THEIR MANAGEMENT
--------------------------------------------------------------------------------

    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust are all no-load, open-end diversified investment management companies. Money Trust, Tax-Free Trust and Government Securities Trust were organized under the laws of the Commonwealth of Massachusetts as business trusts on March 30, 1981. California Tax-Free Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on July 10, 1991.

    InterCapital, located at Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Dean Witter. Dean Witter is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a balanced financial services organization providing a broad range of nationally marketed credit and investment products.

    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to ninety-four investment companies (the "Dean Witter Funds"), thirty of which are listed on the New York Stock Exchange, with combined assets of approximately $71 billion at June 30, 1995. The Investment
Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $2.2 billion at such date.

    The Trusts have retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.

    The Trusts' Trustees review the various services provided by the Investment Manager to ensure that the Trusts' general investment policies and programs are being properly carried out and that administrative services are being provided to the Trusts in a satisfactory manner.

    As full compensation for the services and facilities furnished to the Trusts and expenses of the Trusts assumed by the Investment Manager, the Trusts pay the Investment Manager monthly compensation calculated daily by applying a percentage rate to the daily net assets of each of the respective Trusts which declines as net assets of the Trusts reach specified levels (up to $3 billion). For the fiscal years ended June 30, 1995, the Trusts accrued total compensation to the Investment Manager amounting to 0.32% (Money Trust), 0.42% (Tax-Free Trust), 0.50% (California Tax-Free Trust) and 0.50% (Government Securities Trust) of the respective Trusts' average daily net assets and the Trusts' total expenses amounted to 0.49% (Money Trust), 0.56% (Tax-Free Trust), 0.67% (California Tax-Free Trust) and 0.67% (Government Securities Trust) of the respective Trusts' average daily net assets.

PLAN OF DISTRIBUTION

    Each Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and uses its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bear the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of Dean Witter and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares of the Trusts; (3) expenses incurred in connection with promoting sales of shares of the Trusts; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services are made in monthly payments by each Trust at the annual rate of up to 0.15 of 1% of the average daily net assets of each Trust. Such payments were made by Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust at the annual rate of 0.10 of 1% of each Trust's average daily net assets for their respective fiscal years ended June 30, 1995. Dean Witter account executives are paid an annual residual commission, currently a gross residual of up to 0.10 of 1% of the current value of the respective accounts of which they are the account executive of record. In addition, some Dean Witter sales personnel will receive various types of non-cash compensation as special sales incentives, including trips, educational and/ or business seminars and merchandise. Expenses incurred by the Distributor pursuant to the Plans in any fiscal year will not be reimbursed by any Trust through payments accrued in any subsequent fiscal year.

    Each Trust's expenses include: the Investment Management fee; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; certain legal, transfer agent, custodian and auditing fees; and printing and other expenses relating to the Trust's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with each Trust.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

    Each Trust declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income (and, with respect to Money Trust and Government Securities Trust, net short-term capital gains, if any) to shareholders of record as of 12 noon New York time of the preceding business day. With respect to Tax-Free Trust and California Tax-Free Trust, dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed a Trust's net investment income. Dividends are automatically reinvested daily in additional full and fractional shares of a Trust at the net asset value per share determined at 12 noon, New York time on that day.

    Each Trust intends to distribute dividends from net long-term capital gains, if any, at least once each year. A Trust may, however, elect to retain all or a portion of any net long-term capital gains in any year for reinvestment.

    Dean Witter will send to each shareholder a monthly summary of his or her account, including information as to dividends reinvested, on the Dean Witter Transaction Statement.

TAXES

    Because the Trusts currently intend to distribute all of their net investment income and net capital gains, if any, to shareholders and intend to otherwise comply with all the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), to qualify as regulated investment companies, it is not expected that the Trust will be required to pay any federal income tax.

    To  avoid  being  subject  to  a  31%  federal  withholding  tax  on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    MONEY TRUST AND GOVERNMENT SECURITIES TRUST. Distributions of net investment income and realized net short-term capital gains are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Trust's shares. No portion of such dividends or distributions will be eligible for the federal dividends received deduction for corporations. The Trusts advise their shareholders annually as to the federal income tax status of distributions paid during each calendar year.
    TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST. The Trusts intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining as of the close of each quarter of their taxable year, at least 50% of the value of their total assets in tax-exempt securities. If a Trust satisfies such requirement, dividends from net investment income to shareholders, whether taken in cash or reinvested in additional Trust shares, will be excludable from gross income for federal income tax purposes to the extent net interest income is represented by interest on tax-exempt securities. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Code now subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. This alternative minimum tax applies to interest received on "private activity bonds" (in general, bonds that benefit non-government entities) issued after August 7, 1986 which, although tax-exempt are used for purposes other than those generally performed by governmental units (e.g., bonds used for commercial or housing purposes). Income received on such bonds is classified as a "tax preference item", under the alternative minimum tax, for both individual and corporate investors. A portion of a Trust's investments may be made in such "private activity bonds," with the result that a portion of the exempt-interest dividends paid by a Trust will be an item of tax preference to shareholders subject to the alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

    Under California law, an investment company which qualifies as a regulated investment company must have at least 50% of the value of its total assets invested in California state and local issues or in obligations of the United States which if held by an individual, would pay interest excludable from income (or in a combination thereof), at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Shareholders of California Tax-Free Trust who are California residents will not incur any federal or California income tax on the amount of exempt-interest dividends received by them from the Trust and derived from California state and local issues or certain United States issues whether taken in cash or reinvested in additional shares to the extent that such dividends are derived from California securities.

    Within 60 days after the end of its fiscal year, the Trusts will mail to shareholders statements indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference. This percentage should be applied uniformly to any distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Unlike federal law, no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income tax purposes. Moreover, unlike federal law, an individual's Social Security benefits are not subject to California personal income tax, so that the receipt of California exempt-interest dividends (from the California Tax-Free Trust) will have no effect on an individual's California personal income tax.

    Shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains, if any. For federal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held a Trust's shares and regardless of whether the distribution is received in additional shares or cash. In addition, for California personal income tax purposes, the shareholders of the California Tax-Free Trust will not be subject to tax, or receive a credit for tax paid by the Trust, on undistributed capital gains, if any. With respect to the Tax-Free Trust, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends.

    Distributions from investment income and long-term and short-term capital gains will not be excluded from taxable income in determining the California corporate income or franchise tax for corporate shareholders. Such distributions also may be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California and to local taxes.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, generally will not be deductible by the investor for federal or California personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of this Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Shareholders should consult their tax advisers as to the applicability of the above to their own tax situation.

CURRENT AND EFFECTIVE YIELD

    From time to time the Trusts advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Trust refers to the income generated by an investment in the Trust over a given seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day period is assumed to be generated each seven-day period within a 365-day period and is shown as a percentage of the investment. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in a Trust is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Trust and California Tax-Free Trust may also quote tax-equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

    All shares of beneficial interest of a Trust are of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of beneficial interest of a Trust is entitled to its portion of all of the Trust's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    In accordance with each Trust's Declaration of Trust, the Trustees of a Trust will be elected by a majority shareholder vote at the first meeting of shareholders held following the initial offering of the shares of that Trust. The Trustees will be elected for unlimited terms at the first meeting of shareholders. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of each Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Trust does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not authorized any such additional series or classes of shares and the Trust has no present intention to add additional series or classes of shares. Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by a Trust. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the nature of the Trusts' assets and operations, the possibility of a Trust being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Trusts, the risk to Trust shareholders is remote.

CUSTODIAN

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.

    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and option transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the recent report by the Investment Company Institute Advisory Group on Personal Investing.

    SHAREHOLDER INQUIRIES.    All  inquiries  regarding  the  Trusts  should  be
directed to the Trusts at the telephone number or at the address set forth on the front cover of these Prospectuses.

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286
TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Dean Witter Trust Company
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
INVESTMENT MANAGER
Dean Witter InterCapital Inc.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses or in the Statements of Additional Information, in connection with the offer contained in these Prospectuses or in the Statements of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trusts or the Distributor. These Prospectuses and the Statements of Additional Information do not constitute an offer by the Trusts or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trusts or the Distributor to make such offer in such jurisdiction.

ACTIVE ASSETS
MONEY TRUST
ACTIVE ASSETS
TAX-FREE TRUST
ACTIVE ASSETS
CALIFORNIA TAX-FREE
TRUST
ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST

PROSPECTUSES
AUGUST 29, 1995

The enclosed Prospectuses describe four fully managed money market trusts. Shares of the Trusts are offered directly to clients of Dean Witter and to participants in the Active Assets-Registered Trademark- Account program of Dean Witter Reynolds Inc.

Investors should be aware that the Active Assets Account service is not a bank account. As with any investment in securities, the value of a shareholder's investment in the Trusts may fluctuate.

Principal Office of the Trusts
Two World Trade Center
New York, New York 10048
                                                             [LOGO]